united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

The FX Strategy Fund

Semi-Annual Report

June 30, 2019

 1-855-397-8728

 www.fxstrategyfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The FX Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.fxstrategyfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

THE FX STRATEGY FUND
Portfolio Review (Unaudited)
June 30, 2019

The Fund’s performance figures+ for the periods ended June 30, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Five Year	Since Inception – Class I*
The FX Strategy Fund Class I	3.59%	11.09%	5.25%	9.81%	3.33%
S&P 500 Index **	18.54%	10.42%	14.19%	10.71%	12.41%
Citigroup 3-Month Treasury Bill Index***	1.21%	2.30%	1.36%	0.84%	0.53%

*	Class I commenced operations on February 25, 2011.

**	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

***	The Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury Bill issues. Investors cannot invest directly in an index or benchmark.

+	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. As of the most recent prospectus, dated May 1, 2019, the Fund’s total gross annual operating expenses before waiver, including underlying funds, is 2.65% for Class I. See the financial highlights for current expense ratios. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-855-397-8728.

Portfolio Composition as of June 30, 2019:

Top Holdings	Percent of Net Assets
Money Market Fund	59.6%
U.S Government Treasury Obligations	28.5%
Other Assets Less Liabilities	11.9%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

THE FX STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	SHORT-TERM INVESTMENT - 59.6%
	MONEY MARKET FUND - 59.6%
5,231,430	Invesco Government & Agency Portfolio - Institutional Class, 2.08% + (Cost $5,231,430)	$5,231,430

Principal ($)
	U.S. GOVERNMENT TREASURY OBLIGATIONS - 28.5%
2,500,000	United States Treasury Bill, 0.00% due 7/5/2019 ++ (Cost $2,499,365)	2,499,459

	TOTAL INVESTMENTS - 88.1% (Cost $7,730,795)	$7,730,889
	OTHER ASSETS LESS LIABILITIES - 11.9%	1,044,194
	NET ASSETS - 100.00%	$8,775,083

+	Money market fund; interest rate reflects seven-day yield on June 30, 2019.

++	Zero Coupon Bond.

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

Assets:
Investments in Securities at Fair Value (identified cost $7,730,795)	$7,730,889
Cash	1,018,231
Dividends and Interest Receivable	9,853
Receivable for Fund Shares Sold	7,120
Deposit with Brokers for Futures Contracts	6,353
Prepaid Expenses and Other Assets	17,375
Total Assets	8,789,821

Liabilities:
Payable to Related Parties	3,854
Accrued Expenses and Other Liabilities	10,884
Total Liabilities	14,738

Net Assets	$8,775,083

Composition of Net Assets:

At June 30, 2019, Net Assets consisted of:
Paid-in-Capital	$8,652,139
Accumulated Earnings	122,944
Net Assets	$8,775,083

Class I Shares:

Net Assets (Unlimited shares of no par value interest authorized: 893,430 shares of beneficial interest outstanding)	$8,775,083

Net Asset Value, Offering and Redemption Price per Share ($8,775,083/893,430 shares of beneficial interest outstanding)	$9.82

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

Investment Income:
Dividend Income	$11,295
Interest Income	93,514
Total Investment Income	104,809

Expenses:
Investment Advisory Fees	48,084
Distribution Fees (12b-1) - Class I	12,021
Administration Fees	22,106
Registration & Filing Fees	16,722
Transfer Agent Fees	14,801
Chief Compliance Officer Fees	12,812
Fund Accounting Fees	13,955
Audit Fees	10,287
Legal Fees	8,424
Trustees’ Fees	6,086
Printing Expense	3,764
Custody Fees	2,872
Third Party Administrative Servicing Fees	2,516
Insurance Expense	251
Miscellaneous Expenses	3,091
Total Expenses	177,792
Less: 12b-1 Fees Waived - Class I	(12,021)
Investment Advisory Fees Waived by the Adviser	(24,042)
Investment Advisory Fees Voluntarily Waived by the Adviser	(24,042)
Fees Waived by the Administrator	(6,694)
Net Expenses	110,993
Net Investment Loss	(6,184)

Net Realized and Unrealized Gain/(Loss) on Investments and Swap Contract:
Net Realized Gain/(Loss) on:
Investments	544,549
Swap Contract	318,654
Total Net Realized Gain	863,203
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(508,847)
Swap Contract	21,747
Total Net Change in Unrealized Depreciation	(487,100)
Net Realized and Unrealized Gain on Investments and Swap Contract	376,103

Net Increase in Net Assets Resulting From Operations	$369,919

See accompanying notes to financial statements.

THE FX STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months
	Ended	For The Year
	June 30, 2019	Ended
	(Unaudited)	December 31, 2018
Operations:
Net Investment Loss	$(6,184)	$(109,395)
Net Realized Gain on Investments and Swap Contract	863,203	3,489,861
Net Change in Unrealized Depreciation on Investments and Swap Contract	(487,100)	(190,636)

Net Increase in Net Assets Resulting From Operations	369,919	3,189,830

From Shares of Beneficial Interest Transactions:
Class I Shares
Proceeds from Shares Issued (254,388 and 1,440,357 shares, respectively)	2,560,294	11,933,087
Cost of Shares Redeemed (611,321 and 3,126,676 shares, respectively)	(6,014,431)	(27,165,576)
Proceeds from Shares Transferred (0 and 4,639 shares, respectively)	—	37,532
Total From Shares of Beneficial Interest Transactions	(3,454,137)	(15,194,957)

Class A Shares (a)
Cost of Shares Transferred (0 and 4,628 shares, respectively)	—	(37,532)
Total From Shares of Beneficial Interest Transactions	—	(37,532)

Total Decrease in Net Assets From Shares of Beneficial Interest Transactions	(3,454,137)	(15,232,489)

Total Decrease in Net Assets	(3,084,218)	(12,042,659)

Net Assets:
Beginning of Period	11,859,301	23,901,960
End of Period	$8,775,083	$11,859,301

(a)	The FX Strategy Fund Class A shares were redesignated as Class I shares on January 2, 2018.

See accompanying notes to financial statements.

THE FX STRATEGY FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the					For the		For the
	Six Months Ended		For the	For the	For the	Year Ended		Year Ended
	June 30, 2019		Year Ended	Year Ended	Year Ended	December 31, 2015		December 31, 2014
	(Unaudited)		December 31, 2018	December 31, 2017	December 31, 2016	Consolidated		Consolidated
Class I
Net Asset Value, Beginning of Period	$9.48		$8.14	$10.78	$9.87	$11.04		$8.43
Increase (decrease) From Operations:
Net investment loss (a)	(0.01)		(0.04)	(0.09)	(0.09)	(0.56)		(0.25)
Net gain (loss) from securities (both realized and unrealized)	0.35		1.38	(1.94)	1.00	1.57		2.86
Total from operations	0.34		1.34	(2.03)	0.91	1.01		2.61

Distributions to shareholders from:
Net investment income	—		—	(0.55)	—	—		—
Return of capital	—		—	—	—	(0.52)		—
Net realized gains	—		—	(0.06)	—	(1.66)		—
Total distributions	—		—	(0.61)	—	(2.18)		—

Net Asset Value, End of Period	$9.82		$9.48	$8.14	$10.78	$9.87		$11.04

Total Return (b)	3.59	% (g)	16.46%	(19.04)%	9.22%	9.41%		30.96%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,775		$11,859	$23,864	$28,087	$25,803		$27,494
Ratio to average net assets:
Expenses, Gross (c)	3.52	% (f)	2.52%	2.38%	2.33%	5.89	% (e)	3.89	% (e)
Expenses, Net of Waiver/Reimbursement (c)	2.27	% (f)	1.63%	1.63%	1.54%	5.14	% (e)	3.14	% (e)
Net investment loss, Net of Waiver/Reimbursement (c)(d)	(0.13	)% (f)	(0.52)%	(0.98)%	(1.01)%	(4.69	)% (e)	(2.81	)% (e)
Portfolio turnover rate	0	% (g)	39%	19%	32%	62%		29%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include income and expenses of investment companies or private investments in which the Fund invests, which could be significant.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratios include the income and expenses of Global Aggressive Strategy LLC, which was consolidated.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The FX Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund currently offers Class I. Class I commenced operations on February 25, 2011. Class I shares are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund’s investments in private investment funds are presented at fair value as determined by the adviser. The Fund’s private investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. In accordance with GAAP, as a practical expedient, the fair value of the Fund’s ownership in private investment funds is determined based on the Fund’s pro-rata interest in the net assets of each private investment fund. The private investment funds value their underlying investments at fair value in accordance with policies established by such private investment funds, as described in each of their financial statements and offering memoranda. The Fund’s valuation method utilizes financial information supplied by each private investment fund and is net of management and incentive fees or allocations payable to the private investment fund’s manager pursuant to the private investment fund’s pertinent agreements.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund invests in swaps that are subject to currency risk and counterparty risk in the normal course of pursuing its investment objective. These investments are based on a proprietary foreign exchange model developed by P/E Investments (the “FX Model”) to capture returns related to trends in currency exchange rates. These swaps are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statement of Operations. The Fund segregates cash of $0 as disclosed on the Statement of Assets and Liabilities as collateral for the swaps. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net unrealized appreciation to the extent that amount is positive. For the six months ended June 30, 2019, the net change in unrealized appreciation on the swap contract was $21,747. The cumulative unrealized depreciation on swap contracts is disclosed on the Statements of Assets and Liabilities and was $0 at June 30, 2019. For the six months ended June 30, 2019, the Fund had realized gain of $318,654 from the swap contract, as disclosed on the Statement of Operations. For the six months ended June 30, 2019, the average quarterly notional volume on swaps was $6,283,713.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$5,231,430	$—	$—	$5,231,430
U.S. Government Treasury Obligations	—	2,499,459	—	2,499,459
Total	$5,231,430	$2,499,459	$—	$7,730,889

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of any levels during the

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

current period presented. It is the Fund’s policy to record transfers into or out of all levels at the end of the reporting period.

In accordance with its investment objective and through its exposure to derivative instruments, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and currency risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Leverage Risk: Using derivatives to increase the Fund’s or an Underlying Fund’s combined long and short currency exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 to December 31, 2018, or expected to be taken in the Fund’s December 31, 2019 year end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

Deposits with Brokers – The Fund deposits funds with Societe Generale (NewEdge) UK, Ltd. and Interactive Brokers subject to CFTC regulations and various exchange and broker requirements. A certain amount of cash balances and investments are required to be held by the brokers to meet margin requirements for futures contract positions and swap contract positions. Margin requirements are satisfied by the deposit of cash and the U.S. Treasury Bills with such brokers. Deposits with Brokers at June 30, 2019 represent both partially restricted deposits required to meet margin and other brokers or regulatory requirements, and excess funds not required for margin. The Fund earns interest income on its deposits with the brokers. Amounts in excess of the margin requirement may be withdrawn by the Fund at any time. The Fund had $0 on deposit as collateral for swap contracts as of June 30, 2019, and $6,353 on deposit for futures trading.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $3,411,915, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Traub Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Adviser charged $48,084 in advisory fees.

The Adviser has contractually agreed to waive a portion of its management fee through June 30, 2019 so that such fees do not exceed 0.50% of the Fund’s average daily net assets. The fee waiver and expense reimbursements is subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Effective, September 5, 2018, the Adviser has voluntarily agreed to waive the remaining 0.50% of its management fees until further notice.

The management fees contractually waived by the Adviser for the six months ended June 30, 2019, amounted to $48,084 pursuant to the Waiver Agreement.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

The following amount is subject to recapture by the Advisor by the following date:

12/31/2021
$ 105,062

The management fees voluntarily waived by the Adviser for the six months ended June 30, 2019, amounted to $24,042. These voluntary waivers are not subject to recoupment.

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“Plans”), for Class I and Class A shares, respectively. Pursuant to Rule 12b-1 under the 1940 Act, the Plans provide that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for each of Class I and Class A shares and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser. For the six months ended June 30, 2019, pursuant to the Plans, Class I shares accrued $12,021; however, the Distributor voluntarily waived all Class I 12b-1 fees for the six months ended June 30, 2019. No fees were paid for Class A shares as the Plan was inactive for Class A shares during the six months ended June 30, 2019.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares. For the six months ended June 30, 2019, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers. Class A shares were closed as of January 2, 2018.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency related services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities. Effective August 1, 2018, the servicing agreement was amended which included waiving a portion of the fees for a five month period.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended December 31 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2018	December 31, 2017
Ordinary Income	$—	$1,744,516
Long-Term Capital Gain	—	200,138
	$—	$1,944,654

As of December 31, 2018, the components of accumulated deficit on a tax basis were as follows:

Undistributed	Undistributed	Post	Capital Loss	Other		Total
Ordinary	Long-Term	October	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Loss	Forwards	Differences	Appreciation	Deficits
$1,396,700	$—	$—	$(1,649,697)	$—	$6,022	$(246,975)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated ordinary income (loss), and net realized losses from security transactions is primarily attributable to tax adjustments for partnerships and the mark-to-market on swap contracts.

At December 31, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$419,779	$1,229,918	$1,649,697	$—

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$8,211,967	$94	$(481,172)	$(481,078)

7.	UNDERLYING FUND RISK

The Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund will be directly affected by the performance of the Invesco Government & Agency Portfolio Institutional Class. The financial statements of the Invesco Government & Agency Portfolio Institutional Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of net assets invested in Invesco Government & Agency Portfolio Institutional Class was 59.6%.

THE FX STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective July 1, 2019, The FX Strategy Fund name will change to The Global Rates Fund. P/E Global LLC will serve as the Fund’s new investment adviser and Warren Naphtal will serve as the Fund’s new portfolio manager.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE FX STRATEGY FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2019

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period*
	(1/1/19)	(6/30/19)	(1/1/19 to 6/30/19)
Actual
Class I	$1,000.00	$ 1,035.90	$ 6.31
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$ 1,018.60	$ 6.26

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.27% for Class I, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six months ended June 30, 2019).

THE FX STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

FX Strategy Fund (Adviser – P/E Global LLC) *

In connection with the regular meeting held on May 21-22, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between P/E Global LLC (“P/E”) and the Trust, with respect to the FX Strategy Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect

Nature, Extent & Quality of Services.

The Trustees discussed that P/E was established in 2000 and was registered with the SEC as an investment adviser, the Commodity Futures Trading Commission as a commodity pool operator and commodity pool trading adviser, and was a member of the National Futures Association. They noted that P/E conducted business with its affiliate, P/E Investments LLC, which owns 50% of P/E, and that P/E and P/E Investments LLC had approximately $7.1 billion in combined assets under management. The Trustees reviewed the background information of P/E’s key investment personnel, taking into consideration their education and financial industry experience. They discussed P/E’s investment process and noted that P/E utilized a research team to develop investment models based on quantitative analysis. The Trustees recognized that the Fund would gain exposure to P/E’s global FX strategy by investing primarily in foreign currency-linked securities and/or derivatives. The Trustees expressed confidence in P/E’s ability to implement the Fund’s investment strategy. The Trustees agreed that P/E had the ability to provide high quality service to the Fund for the benefit of shareholders.

Performance.

The Trustees discussed the Fund’s investment objective and strategy. They acknowledged that the Fund, which had invested indirectly in P/E’s global FX strategy, had consistently outperformed its Broadridge created peer group and Morningstar category over the one, three and five-year periods. The Trustees noted the Fund’s one year performance of 23.27% as compared to its benchmark’s performance (the S&P 500 Index) of 4.68%. The Trustees discussed the Fund’s risk metrics including the Fund’s Sharpe and Sortino ratios. The Trustees acknowledged that while having a bottom quartile volatility ranking, the Fund’s ratios were the best among its Morningstar category. After further consideration, the Trustees concluded that the Fund had a strong risk adjusted performance record, and that P/E, as the Fund’s adviser, had the ability to deliver similar returns for the Fund’s shareholders.

THE FX STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

Fees and Expenses.

The Trustees considered P/E’s proposed advisory fee, with respect to the Fund, noting that the proposed advisory fee of 1.00% while lower than the highest fee (1.25%) in the Morningstar selected peer group, was higher than the Morningstar category average of 0.71% and median of 0.65%. The Trustees further noted that the Fund’s net expense ratio of 1.63% was higher than the Morningstar category average of 0.95% and median of 0.90% and that P/E had agreed to cap the Fund’s annual ordinary operating expenses at 1.25% for one year. The Trustees agreed that the proposed advisory fee was acceptable considering the sophistication of the Fund’s strategy. After further discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether economies of scale would likely be realized by P/E during the initial term of the proposed advisory agreement. They noted that P/E had indicated its willingness to implement breakpoints once the Fund’s assets exceeded certain levels. After discussion, it was the consensus of the Trustees that based on current size of the Fund the absence of breakpoints was acceptable at this time. They agreed to revisit the matter of economies of scale in the future.

Profitability.

The Trustees reviewed the information provided by P/E regarding the projected profitability of P/E with respect to the Fund. They considered that P/E estimated a net loss for the next two years. They concluded that excessive profitability was not an issue at this time.

Conclusion.

Having requested and received such information from P/E as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the proposed advisory agreement was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-397-8728.

INVESTMENT ADVISER
Traub Capital Management, LLC
97 Chapel Street-2nd Floor
Needham, MA 02492

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 9/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 9/9/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/9/19